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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number 811-00810
                                  ---------------------------------------------
                              Phoenix Series Fund
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               (Exact name of registrant as specified in charter)

                     101 Munson Street Greenfield, MA 01301
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   (Address of principal executive offices)                      (Zip code)

                  John Flores, Esq. Phoenix Life Insurance Co.
                      One American Row Hartford, CT 06102
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-243-1574
                                                    ---------------------------
Date of fiscal year end: 10/31
                        -------------------
Date of reporting period: 7/1/05 - 6/30/06
                         ------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00810
Reporting Period: 07/01/2005 - 06/30/2006
Phoenix Series Fund









============================ PHOENIX BALANCED FUND =============================


CAESARS ENTERTAINMENT, INC.

Ticker:       CZR            Security ID:  700690AH3
Meeting Date: JUL 22, 2005   Meeting Type: CONSENT
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND           FOR        Management
      THE ISSUANCE OF THE GUARANTEES.




============================ PHOENIX CAPITAL GROWTH ============================


ADOBE SYSTEMS INCORPORATED

Ticker:       ADBE           Security ID:  00724F101
Meeting Date: AUG 24, 2005   Meeting Type: SPECIAL
Record Date:  JUL 19, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO APPROVE THE ISSUANCE OF SHARES OF      FOR       FOR        Management
      ADOBE COMMON STOCK IN THE MERGER
      CONTEMPLATED BY THE AGREEMENT AND PLAN OF
      MERGER AND REORGANIZATION, DATED AS OF
      APRIL 17, 2005, AMONG ADOBE, AVNER
      ACQUISITION SUB, INC., A DELAWARE
      CORPORATION AND A WHOLLY OWNED SUBS




========================= PHOENIX MID-CAP GROWTH FUND ==========================


ACCREDO HEALTH, INCORPORATED

Ticker:       ACDI           Security ID:  00437V104
Meeting Date: AUG 17, 2005   Meeting Type: SPECIAL
Record Date:  JUN 30, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO CONSIDER AND VOTE UPON A PROPOSAL TO   FOR       FOR        Management
      ADOPT THE AGREEMENT AND PLAN OF MERGER,
      DATED AS OF FEBRUARY 22, 2005, BY AND
      AMONG ACCREDO HEALTH, INCORPORATED, MEDCO
      HEALTH SOLUTIONS, INC. AND RAPTOR MERGER
      SUB, INC.




========================== PHOENIX MONEY MARKET FUND ===========================




===================== PHOENIX-DUFF & PHELPS CORE BOND FUND =====================

========== END NPX REPORT=

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Phoenix Series Fund
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By (Signature and Title)* Daniel T. Geraci, President
                         ------------------------------------------------------
Date August 24, 2006
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